SHORT-TERM BANK BORROWINGS (Details)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
SHORT-TERM BANK BORROWINGS
Amount	$ 16,257,820	¥ 115,650,000	$ 21,394,761	¥ 137,855,000
Agricultural Bank Loan One
SHORT-TERM BANK BORROWINGS
Amount	$ 843,467	¥ 6,000,000
Interest	5.22%	5.22%
Agricultural Bank Loan Two
SHORT-TERM BANK BORROWINGS
Amount	$ 984,044	¥ 7,000,000
Interest	5.22%	5.22%
Bank of China Loan One
SHORT-TERM BANK BORROWINGS
Amount			$ 876,866	¥ 5,650,000
Interest			5.27%	5.27%
Bank of China Loan Two
SHORT-TERM BANK BORROWINGS
Amount			$ 659,590	¥ 4,250,000
Interest			5.27%	5.27%
China Merchants Bank Loan One
SHORT-TERM BANK BORROWINGS
Amount	$ 1,827,511	¥ 13,000,000	$ 1,086,383	¥ 7,000,000
Interest	4.80%	4.80%	4.55%	4.55%
China Merchants Bank Loan Two
SHORT-TERM BANK BORROWINGS
Amount			$ 775,988	¥ 5,000,000
Interest			4.55%	4.55%
China Merchants Bank Loan Three
SHORT-TERM BANK BORROWINGS
Amount			$ 620,790	¥ 4,000,000
Interest			4.55%	4.55%
Industrial Bank Loan One
SHORT-TERM BANK BORROWINGS
Amount			$ 931,185	¥ 6,000,000
Interest			5.22%	5.22%
Industrial Bank Loan Two
SHORT-TERM BANK BORROWINGS
Amount			$ 1,086,383	¥ 7,000,000
Interest			5.22%	5.22%
China Minsheng Bank Loan One
SHORT-TERM BANK BORROWINGS
Amount	$ 1,405,778	¥ 10,000,000	$ 6,983,890	¥ 45,000,000
Interest	4.20%	4.20%	4.50%	4.50%
China Minsheng Bank Loan Two
SHORT-TERM BANK BORROWINGS
Amount	$ 2,108,667	¥ 15,000,000	$ 1,396,778	¥ 9,000,000
Interest	4.20%	4.20%	4.50%	4.50%
China Minsheng Bank Loan Three
SHORT-TERM BANK BORROWINGS
Amount			$ 465,593	¥ 3,000,000
Interest			4.50%	4.50%
China Minsheng Bank Loan Four
SHORT-TERM BANK BORROWINGS
Amount	$ 2,249,244	¥ 16,000,000	$ 620,790	¥ 4,000,000
Interest	4.20%	4.20%	4.50%	4.50%
China Minsheng Bank Loan Five
SHORT-TERM BANK BORROWINGS
Amount	$ 2,811,555	¥ 20,000,000	$ 775,988	¥ 5,000,000
Interest	4.20%	4.20%	3.50%	3.50%
China Minsheng Bank Loan Six
SHORT-TERM BANK BORROWINGS
Amount			$ 775,988	¥ 5,000,000
Interest			3.50%	3.50%
China Minsheng Bank Loan Seven
SHORT-TERM BANK BORROWINGS
Amount			$ 775,988	¥ 5,000,000
Interest			3.50%	3.50%
CZBANK Loan One
SHORT-TERM BANK BORROWINGS
Amount	$ 281,156	¥ 2,000,000	$ 152,094	¥ 980,000
Interest	5.60%	5.60%	5.50%	5.50%
CZBANK Loan Two
SHORT-TERM BANK BORROWINGS
Amount	$ 421,733	¥ 3,000,000	$ 155,198	¥ 1,000,000
Interest	5.00%	5.00%	5.60%	5.60%
CZBANK Loan Three
SHORT-TERM BANK BORROWINGS
Amount	$ 822,380	¥ 5,850,000	$ 713,909	¥ 4,600,000
Interest	5.00%	5.00%	5.50%	5.50%
CZBANK Loan Four
SHORT-TERM BANK BORROWINGS
Amount	$ 140,578	¥ 1,000,000	$ 332,123	¥ 2,140,000
Interest	5.00%	5.00%	5.50%	5.50%
CZBANK Loan Five
SHORT-TERM BANK BORROWINGS
Amount	$ 210,867	¥ 1,500,000	$ 304,187	¥ 1,960,000
Interest	5.00%	5.00%	5.80%	5.80%
CZBANK Loan Six
SHORT-TERM BANK BORROWINGS
Amount	$ 196,809	¥ 1,400,000	$ 197,877	¥ 1,275,000
Interest	5.00%	5.00%	5.80%	5.80%
CZBANK Loan Seven
SHORT-TERM BANK BORROWINGS
Amount			$ 310,395	¥ 2,000,000
Interest			5.50%	5.50%
CZBANK Loan Eight
SHORT-TERM BANK BORROWINGS
Amount			$ 310,395	¥ 2,000,000
Interest			6.00%	6.00%
Huaxia Bank Loan One
SHORT-TERM BANK BORROWINGS
Amount	$ 421,733	¥ 3,000,000
Interest	5.30%	5.30%
Huaxia Bank Loan Two
SHORT-TERM BANK BORROWINGS
Amount	$ 562,311	¥ 4,000,000
Interest	5.30%	5.30%
Huaxia Bank Loan Three
SHORT-TERM BANK BORROWINGS
Amount	$ 969,987	¥ 6,900,000
Interest	5.30%	5.30%
Bank of Communications Loan Two
SHORT-TERM BANK BORROWINGS
Amount			$ 1,086,383	¥ 7,000,000
Interest			4.65%	4.65%